Investment Objectives and Goals	Oct. 24, 2025
Ocean Park Domestic ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – OCEAN PARK DOMESTIC ETF
Objective, Primary [Text Block]	Investment Objectives: The Fund has two objectives, to provide total return and to limit exposure to downside risk.
Ocean Park International ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – OCEAN PARK INTERNATIONAL ETF
Objective, Primary [Text Block]	Investment Objectives: The Fund has two objectives, to provide total return and to limit exposure to downside risk.
Ocean Park Diversified Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – OCEAN PARK DIVERSIFIED INCOME ETF
Objective, Primary [Text Block]	Investment Objectives: The Fund has two objectives, to provide total return and to limit exposure to downside risk.
Ocean Park High Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – OCEAN PARK HIGH INCOME ETF
Objective, Primary [Text Block]	Investment Objectives: The Fund has two objectives, to provide total return and to limit exposure to downside risk.